Consolidated Income Statements - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Service revenues (Note 5)	₱ 161,355	₱ 152,369	₱ 150,172
Non-service revenues (Note 5)	7,832	10,545	8,761
Revenues	169,187	162,914	158,933
EXPENSES
Selling, general and administrative expenses (Note 5)	68,230	73,916	68,990
Depreciation and amortization (Notes 9 and 10)	39,656	47,240	51,915
Cost of sales and services (Note 5)	13,429	14,427	13,633
Asset impairment (Note 5)	4,833	8,065	8,258
Interconnection costs	3,638	5,493	6,626
Expenses	129,786	149,141	149,422
Profit loss from operating activities	39,401	13,773	9,511
OTHER INCOME (EXPENSES) – NET (Note 5)	(7,065)	9,042	5,058
INCOME BEFORE INCOME TAX	32,336	22,815	14,569
PROVISION FOR INCOME TAX (Note 7)	9,550	3,842	1,103
NET INCOME	22,786	18,973	13,466
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	22,521	18,916	13,371
Noncontrolling interests	265	57	95
NET INCOME	₱ 22,786	₱ 18,973	₱ 13,466
Earnings Per Share Attributable to Common Equity Holders of PLDT (Note 8)
Basic	₱ 103.97	₱ 87.28	₱ 61.61
Diluted	₱ 103.97	₱ 87.28	₱ 61.61